Acquisitions, Discontinued Operations and Dispositions - Sale of Assets Prior to Discontinued (Details) $ in Millions	Dec. 31, 2019 MW	Jan. 11, 2019 USD ($)	Jun. 19, 2018 USD ($)	Mar. 30, 2018 USD ($) MW	Mar. 27, 2017 USD ($) utility_scale_solar_project MW
Business Acquisition [Line Items]
Generation capacity (in MW) | MW	23,000
UPMC Thermal Project
Business Acquisition [Line Items]
Cash consideration		$ 3	$ 84
Buckthorn Renewables, LLC
Business Acquisition [Line Items]
Cash consideration				$ 42
Percentage of ownership sold				10000.00%
Generation capacity (in MW) | MW				154
Debt assumed				$ 183
Agua Caliente Solar Project
Business Acquisition [Line Items]
Cash consideration					$ 130
Debt assumed					328
Working capital adjustments					$ 1
Agua Caliente Solar Project | Agua Caliente
Business Acquisition [Line Items]
Percentage of ownership sold					16.00%
Generation capacity (in MW) | MW					46
Agua Caliente Solar Project | Utah Portfolio
Business Acquisition [Line Items]
Generation capacity (in MW) | MW					265
Number Of utility scale solar projects | utility_scale_solar_project					7